Equity	12 Months Ended
Dec. 31, 2015
Equity
Equity

(18) Equity

Distributions

During 2014, in accordance with the Direct Edge Transaction, the Company paid working capital distributions to stockholders of the Company prior to the Direct Edge Transaction of $1.19 per share. In addition, during 2014, the board of directors declared cash dividends of $1.50 per share, of which, $0.05 per share was paid in 2015.

The following table summarized the cash distributions declared by class of stock during the year ended December 31, 2014 (in millions):

Common Stock
Voting	Non-voting	Class A non-voting	Class B non-voting	Total
$188.8	$0.7	$13.5	$18.2	$221.2

Stock‑Based Compensation

The Company utilizes equity award programs for offering long‑term incentives to its employees. The equity incentives have been granted in the form of nonstatutory stock options and restricted stock. In conjunction with these programs, the Company recognized stock‑based compensation expense of $5.9 million, $1.9 million and $2.2 million for the years ended December 31, 2015, 2014 and 2013, respectively. This expense is included in compensation and benefits in the consolidated statements of income.

The Company has three equity incentive plans pursuant to which stock options and restricted stock have been granted: the Amended and Restated Bats Global Markets, Inc. 2008 Stock Option Plan (2008 Plan), the Bats Global Markets, Inc. 2009 Stock Option Plan (2009 Plan) and the Third Amended and Restated Bats Global Markets, Inc. 2012 Equity Incentive Plan (2012 Plan). Options and restricted stock granted under these plans generally vest over four years. Options granted under the 2008 Plan have five‑year contractual terms, while options and restricted stock granted under the 2009 Plan and 2012 Plan have ten‑year contractual terms. Pursuant to the 2009 Stock Option Plan and the 2008 Stock Option Plan, the Company authorized grants of options to its full‑time employees to purchase up to 6,388,663 shares of the Company’s stock. Such shares must be previously unissued or reacquired shares. Pursuant to the 2012 Plan, the Company is authorized to grant restricted stock or stock options up to 3,710,250 shares.

Stock Options

In connection with the Company’s failed attempt of an initial public offering (IPO) during 2012, the Company’s registration statement on Form S‑1 was declared effective by the SEC. As a result of the registration statement being declared effective and pursuant to the 2008 Plan and 2009 Plan, all remaining outstanding unvested stock options became fully vested one year after the effectiveness of the Company’s registration statement. The Company recorded $0.4 million in stock‑based compensation expense for the year ended December 31, 2013 as a result of the vesting acceleration of outstanding unvested stock options.

During 2014, in connection with the acquisition of Direct Edge, the Company modified the quantity and the exercise prices of outstanding stock options pursuant to the anti‑dilutive provisions of the 2009 Plan. The quantity was increased by approximately 8% and the exercise prices were reduced by 15‑20% depending on the exercise prices.

Summary stock option activity is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	term (years)	value
Outstanding, December 31, 2012	1,561,542	$9.49	6.7	$1,652,529
Exercised	(115,673)	9.80		517,628
Forfeited	(21,825)	10.97
Outstanding, December 31, 2013	1,424,044	$9.73	5.8	$2,825,771
Modification	119,121
Granted	638,856	12.52
Exercised	(120,698)	11.58		517,683
Outstanding, December 31, 2014	2,061,323	$9.52	6.4	$6,183,786
Exercised	(115,285)	8.67
Outstanding and expected to vest, December 31, 2015	1,946,038	$9.57	5.5	$12,098,084
Exercisable at December 31, 2015	1,466,892	$8.60	4.4	$10,535,508

The Company estimated the grant date fair value of options awarded during 2014 using the Black‑Scholes valuation model with the following assumptions:

2014
Expected term (in years)	6.25
Expected volatility	34.0%
Expected dividends	None
Risk-free rate	1.93%
Weighted-average fair value at grant date	$4.64
Forfeiture rate	—%

Summary of the status of nonvested options is presented below:

		Weighted
		average grant-
Nonvested options	Options	date fair value
December 31, 2012—Nonvested	642,563	$8.33
Vested	(620,738)	8.00
Forfeited	(21,825)	8.81
December 31, 2013—Nonvested	—	—
Granted	638,856	4.64
December 31, 2014—Nonvested	638,856	4.64
Vested	(159,710)	4.64
December 31, 2015—Nonvested	479,146	4.64

Cash proceeds received from 2,501 and 1,250 options exercised for the years ended December 31, 2015 and 2014, respectively, was $0.1 million for both periods. During 2015, 2014 and 2013, the Company purchased 79,888,  89,311 and 87,963 treasury shares for $0.4 million, $1.0 million and $1.0 million, respectively, as the result of 108,008,  120,698 and 115,673 options exercised, respectively, upon cashless exercise to satisfy the exercise price and employee income tax withholdings upon exercise. Excess tax benefits from stock option exercises recognized during the years ended December 31, 2015 and 2014 was $1.0 million and was $35 thousand for December 31, 2013.

Restricted Stock

Summary restricted stock activity is presented below:

		Weighted
		average
	Number of	grant date
	shares	fair value
Nonvested stock at December 31, 2013	449,180	$12.19
Granted	617,095	12.40
Vested	(135,565)	12.19
Forfeited	(110,944)	12.08
Nonvested stock at December 31, 2014	819,766	$12.36
Granted	483,924	15.77
Vested	(406,658)	12.33
Forfeited	(9,254)	12.43
Nonvested stock at December 31, 2015	887,778	$14.23

The total unrecognized compensation expense related to nonvested restricted stock is approximately $12.0 million, which will be recognized over a weighted average remaining period of 3.2 years.

During 2015, 2014 and 2013, the Company purchased 146,609,  28,597 and 19,465 treasury shares respectively for $2.3 million, $0.3 million and $0.2 million, respectively, as the result of 406,658,  135,565 and 72,928 shares of restricted stock vesting, respectively, to satisfy the employee income tax withholdings upon vesting.

During 2015 and 2014, the Company paid $0.9 million and $0.7 million for dividends, respectively, previously declared upon vesting of restricted stock.

Share Repurchase Program

During 2012, the Company approved a Share Repurchase Program (the SRP) as a way for employees to liquidate shares acquired through exercise of stock options or vesting of restricted stock. The SRP was effective for the periods ending on December 31, 2015, 2014 and 2013. During 2015, 2014 and 2013, the Company repurchased 66,022,  47,811 and 106,320 shares respectively into treasury for $1.0 million, $0.6 million and $1.2 million, respectively.